Income Taxes (Tables) - Computer Sciences GS Business	12 Months Ended
Apr. 03, 2015
Entity Information [Line Items]
Sources Of Income Before Income Taxes Classified Between Domestic And Foreign Entities
The sources of income from continuing operations before taxes, classified between domestic entities and those entities domiciled outside of the U.S., are as follows:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Domestic entities	$416,206	$396,160	$426,338
Entities outside the U.S.	12,502	4,116	4,885
Total	$428,708	$400,276	$431,223

Components Of Income Tax Provision
The components of the provision for income taxes from continuing operations were:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Current:
Federal	$131,706	$118,770	$113,965
State	27,329	17,453	16,786
Foreign	4,576	2,644	2,481
	163,611	138,867	133,232

Deferred:
Federal	(3,215)	4,159	22,889
State	600	3,532	5,711
	(2,615)	7,691	28,600
Total income tax expense	$160,996	$146,558	$161,832

Federal Statutory Tax Rate To Effective Tax Rate Reconciliation
The major elements contributing to the difference between the U.S. federal statutory tax rate of 35% and the effective tax rate (“ETR”) for continuing operations are as follows:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Statutory rate	35.0%	35.0%	35.0%
State income tax, net of federal tax	4.2%	4.3%	4.2%
Noncontrolling interest	(1.1)%	(1.9)%	(1.5)%
Other items, net	(0.5)%	(0.8)%	(0.2)%
Effective tax rate	37.6%	36.6%	37.5%

Components Of Deferred Tax Assets And Liabilities
The significant components of deferred tax assets and liabilities are as follows:

	As of
	April 3, 2015	March 28, 2014
Deferred tax assets
Employee benefits	$36,583	$51,943
Accrued expenses	7,217	5,457
Tax credit carry forwards	3,544	5,068
Other assets	8,121	8,692
Total deferred tax assets	55,465	71,160
Valuation allowance	(1,438)	(917)
Net deferred tax assets	54,027	70,243

Deferred tax liabilities
Depreciation and amortization	(94,624)	(95,201)
Contract accounting	(45,007)	(50,954)
Investment basis differences	(16,286)	(21,958)
Deferred at risk project costs	(49,103)	(53,149)
Prepaid expenses	(2,304)	(2,842)
Total deferred tax liabilities	(207,324)	(224,104)
Net deferred tax liabilities	$(153,297)	$(153,861)

Summary of Income Tax Contingencies
The following table summarizes the activity related to the Computer Sciences GS Business’s uncertain tax positions (excluding interest and penalties and related tax attributes):

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Balance at Beginning of Year	$24,634	$25,457	$31,178
Gross increases related to prior year tax positions	846	1,461	534
Gross decreases related to prior year tax positions	(2,133)	(22)	(1,582)
Gross increases related to current year tax positions	1,261	509	728
Settlements and statute of limitation expirations	(190)	(2,771)	(5,401)
Balance at End of Year	$24,418	$24,634	$25,457

Summary of Income Tax Examinations
The Computer Sciences GS Business is currently under examination in several tax jurisdictions. A summary of the tax years that remain subject to examination in certain of the Computer Sciences GS Business’s major tax jurisdictions are:

Jurisdiction:	Tax Years that Remain Subject to Examination (Fiscal Year Ending):
U.S. - federal	2008 and forward
U.S. - various states	2005 and forward